Shareholders Equity - Share options (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating costs
Shareholders Equity
Equity-settled share based payments	€ 1,976	€ 2,304
General and administrative costs
Shareholders Equity
Equity-settled share based payments	1,559	2,010
Research and development costs
Shareholders Equity
Equity-settled share based payments	€ 417	€ 294